INCOME STATEMENT DETAILS (Tables)	12 Months Ended
Dec. 31, 2020
Analysis of income and expense [abstract]
Schedule of Significant Changes in Contract Liabilities
The table below describes significant changes in contract liabilities:

	New Israeli Shekels in millions
	Deferred revenues from Hot mobile *	Other deferred revenues*
Balance at January 1, 2019	164	45
Revenue recognized that was included in the contract liability balance at the beginning of the year	(31)	(19)
Increases due to cash received, excluding amounts recognized as revenues during the year	-	27
Balance at December 31, 2019	133	53
Revenue recognized that was included in the contract liability balance at the beginning of the year	(31)	(31)
Increases due to cash received, excluding amounts recognized as revenues during the year	-	78
Balance at December 31, 2020	102	100

* Current and non-current deferred revenues.

Schedule of Disaggregation of Revenues
	Year ended December 31, 2020 New Israeli Shekels in millions
	Cellular segment	Fixed-line segment	Elimination	Consolidated
Segment revenue - Services to private customers	942	604	(83)	1,463
Segment revenue - Services to business customers	721	389	(65)	1,045
Segment revenue - Services revenue total	1,663	993	(148)	2,508
Segment revenue - Equipment	545	136		681
Total Revenues	2,208	1,129	(148)	3,189

	Year ended December 31, 2019 New Israeli Shekels in millions
	Cellular segment	Fixed-line segment	Elimination	Consolidated
Segment revenue - Services to private customers	990	513	(87)	1,416
Segment revenue - Services to business customers	808	412	(76)	1,144
Segment revenue - Services revenue total	1,798	925	(163)	2,560
Segment revenue - Equipment	571	103		674
Total Revenues	2,369	1,028	(163)	3,234

	Year ended December 31, 2018 New Israeli Shekels in millions
	Cellular segment	Fixed-line segment	Elimination	Consolidated
Segment revenue - Services to private customers	1,045	418	(95)	1,368
Segment revenue - Services to business customers	798	434	(76)	1,156
Segment revenue - Services revenue total	1,843	852	(171)	2,524
Segment revenue - Equipment	643	92		735
Total Revenues	2,486	944	(171)	3,259

Schedule of Cost of Revenues
Cost of revenues	New Israeli Shekels
	Year ended December 31,
	2018	2019	2020
	In millions
Transmission, communication and content providers	742	746	786
Cost of equipment and accessories	543	500	510
Depreciation and amortization	457	603	546
Wages, employee benefits expenses and car maintenance	310	312	282
Costs of handling, replacing or repairing equipment	73	71	66
Operating lease, rent and overhead expenses	184	73	75
Network and cable maintenance	109	99	97
Internet infrastructure and service providers	143	173	157
IT support and other operating expenses	56	57	56
Amortization of deferred expenses - rights of use	47	28	31
Other	36	45	58
Total cost of revenues	2,700	2,707	2,664

Schedule of Selling and Marketing Expenses
Selling and marketing expenses	New Israeli Shekels
	Year ended December 31,
	2018	2019	2020
	In millions
Wages, employee benefits expenses and car maintenance	111	102	81
Advertising and marketing	46	44	42
Selling commissions, net	27	28	31
Depreciation and amortization	77	106	123
Operating lease, rent and overhead expenses	19	4	2
Other	13	17	12
Total selling and marketing expenses	293	301	291

Schedule of General and Administrative Expenses
General and administrative expenses	New Israeli Shekels
	Year ended December 31,
	2018	2019	2020
	In millions
Wages, employee benefits expenses and car maintenance	76	85	81
Professional fees	21	21	21
Credit card and other commissions	14	13	13
Depreciation	11	14	14
Other	26	16	16
Total general and administrative expenses	148	149	145

Schedule of Employee Benefit Expense
Employee benefit expense	New Israeli Shekels
	Year ended December 31,
	2018	2019	2020	*
	In millions
Wages, employee benefits expenses and car maintenance,
before capitalization	543	543	482
Less: expenses capitalized (notes 10, 11)	(92)	(96)	(85)
Service costs: defined benefit plan (note 16(2))	11	12	10
Service costs: defined contribution plan (note 16(1))	20	23	25
Employee share based compensation expenses (note 21(b))	15	17	12
	497	499	444